Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncash or Part Noncash Acquisitions [Line Items]
Cash paid for income taxes, net	$ 1,228	$ 83	$ 415
Cash paid for interest	901	1,096	270
Non-cash investing and financing activities:
Accounts payable and accrued expenses related to property and equipment	306	$ 129	$ 187
Warrants assumed as part of the business combination	9,678
Accrued reverse recapitalization costs	585
HuffPost and Verizon Investment
Non-cash investing and financing activities:
Issuance of common stock for acquisition	24,064
C Acquisition
Non-cash investing and financing activities:
Issuance of common stock for acquisition	$ 96,200